Consolidated Statements of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Net revenue from sales and services	R$ 109,732,842	R$ 74,058,056	[1]	R$ 83,004,729	[1]
Cost of products and services sold	(104,827,966)	(70,056,447)		(78,208,786)
Gross profit	4,904,876	4,001,609		4,795,943
Operating income (expenses)
Selling and marketing	(1,934,789)	(1,595,871)		(1,631,760)
Reversion (loss) allowance for expected credit losses	3,123	(15,281)		(35,225)
General and administrative	(1,466,551)	(993,986)		(1,219,450)
Gain (loss) on disposal of property, plant and equipment and intangibles	184,189	85,455		1,700
Other operating income	445,836	321,385		356,235
Other operating expenses	(349,670)	(257,351)		(216,206)
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	1,787,014	1,545,960		2,051,237
Share of profit (loss) of joint ventures and associates	(17,634)	(44,031)		(12,709)
Operating income before finance income (expenses) and income and social contribution taxes	1,769,380	1,501,929		2,038,528
Finance income	460,154	357,666	[2]	344,282	[2]
Finance expenses	(1,222,886)	(908,014)	[2]	(1,017,633)	[2]
Financial result, net	(762,732)	(550,348)	[2]	(673,351)	[2]
Profit before income and social contribution taxes	1,006,648	951,581		1,365,177
Income and social contribution taxes
Current	(430,280)	(538,761)		(467,343)
Deferred	242,246	234,244		(2,633)
Income and social contribution taxes, total	(188,034)	(304,517)		(469,976)
Profit from continuing operations	818,614	647,064		895,201
Discontinued operations
Profit (loss) from discontinued operations	65,264	280,633		(492,257)
Profit for the year	883,878	927,697		402,944
Income attributable to:
Shareholders of the Ultrapar	850,463	893,383		373,526
Non-controlling interests in subsidiaries	R$ 33,415	R$ 34,314		R$ 29,418
Earnings per share from continuing operations (based on weighted average number of shares outstanding) – R$
Basic	R$ 0.72	R$ 0.5625	[3]	R$ 0.7969	[3]
Diluted	0.7158	0.5592	[3]	0.7922	[3]
Earnings per share from discontinued operations (based on weighted average number of shares outstanding) – R$
Basic	0.0598	0.2576	[3],[4]	(0.4531)	[3],[4]
Diluted	0.0595	0.2561	[3],[4]	(0.4504)	[3],[4]
Total earnings per share (based on weighted average number of shares outstanding) – R$
Basic	0.7799	0.8201	[3]	0.3438	[3]
Diluted	R$ 0.7753	R$ 0.8152	[3]	R$ 0.3418	[3]

[1]	For further information see Note 3.c.3.
[2]	For further details, see Note 3.c.3.
[3]	For further details, see Note 3.c.3.
[4]	For further details, see Note 3.c.2.